Fair Value Measurements - Changes in Fair Value of Recurring Fair Value Measurements Using Significant Unobservable Inputs (Level 3) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Beginning balance	$ 81,500	$ 18,028	$ 16,426
Adjustments to fair value measurement impacting the Statement of Stockholders' Deficit and Redeemable Instruments	8,357	63,764	1,745
Adjustments to fair value measurement impacting the Statement of Operations	(490)	(292)	(143)
Termination of Redemption Feature on common stock and Put Option	(89,367)
Ending balance		$ 81,500	$ 18,028